Condensed unaudited financial information of the parent company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 6,293,415	$ 1,682,526
Prepayments	511,385	1,412,570
Short-term investment	7,091,939	0	$ 0
Total current assets	20,367,735	7,285,853
OTHER ASSETS
Escrow	600,000
Total other assets	8,110,669	8,668,680
Total assets	28,478,404	15,954,533
EQUITY
Ordinary shares,$0.001 par value, 50,000,000 shares authorized, 25,445,000 and 19,000,000 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	25,445	19,000
Additional paid-in capital	26,783,355	5,852,089
Statutory reserves	449,136	437,549
(Accumulated deficits) Retained earnings	(12,799,436)	1,084,383
Accumulated other comprehensive income	592,218	494,046
Total equity	15,900,870	8,131,295	3,594,555	$ 311,323
Total liabilities and equity	28,478,404	15,954,533
General and administrative expenses	(5,950,329)	(1,712,034)	(1,192,429)
Other Income, net	679,875	180,051	138,457
Net loss	(13,872,232)	3,998,274	4,847,357
Comprehensive (loss) income	(13,774,060)	4,462,995	4,818,560
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	(165,713)
Share-based compensation	140,467
Change in operating assets and liabilities
Prepayments	931,439	(1,276,881)	30,575
Net cash used in operating activities	(7,539,235)	1,530,698	6,321,227
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	(15,000,000)
Short-term investment	8,073,774		16,380
Net cash used in investing activities	(10,363,252)	(3,242,564)	(2,037,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from IPO	22,846,983
Payment of offering cost	1,382,040	233,382	382,690
Proceed from IPO placed in escrow	(600,000)
Net cash provided by financing activities	22,336,927	(233,382)	(3,445,761)
CHANGES IN CASH	4,610,889	(1,826,894)	798,054
CASH, beginning of year	1,682,526	3,509,420	2,711,366
CASH, end of year	6,293,415	1,682,526	3,509,420
Parent Company [Member]
CURRENT ASSETS
Cash	2,623,916
Prepayments	20,000
Due from subsidiaries	10,999,973
Short-term investment	7,091,939
Total current assets	20,735,828
OTHER ASSETS
Escrow	600,000
Investment in subsidiaries		7,887,067
Total other assets	600,000	7,887,067
Total assets	21,335,828	7,887,067
LIABILITIES
Deficit of investment in subsidiaries	6,285,110
EQUITY
Ordinary shares,$0.001 par value, 50,000,000 shares authorized, 25,445,000 and 19,000,000 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	25,445	19,000
Additional paid-in capital	26,783,355	5,852,089
Statutory reserves	449,136	437,549
(Accumulated deficits) Retained earnings	(12,799,436)	1,084,383
Accumulated other comprehensive income	592,218	494,046
Total equity	15,050,718	7,887,067
Total liabilities and equity	21,335,828	7,887,067
General and administrative expenses	(797,334)
Other Income, net	165,713
Equity of losses in subsidiaries	(13,240,611)	3,998,274	4,847,357
Net loss	(13,872,232)	3,998,274	4,847,357
Foreign currency translation adjustment	98,172	464,721	(28,797)
Comprehensive (loss) income	(13,774,060)	4,462,995	4,818,560
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	165,713
Equity loss (income) of subsidiaries	13,240,611	(3,998,274)	(4,847,357)
Share-based compensation	140,467
Change in operating assets and liabilities
Prepayments	20,000
Due from subsidiaries	(10,999,973)
Net cash used in operating activities	(11,676,840)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	(15,000,000)
Short-term investment	8,073,774
Net cash used in investing activities	(6,926,226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from IPO	22,846,983
Payment of offering cost	(1,200,001)
Proceed from IPO placed in escrow	(600,000)
Net cash provided by financing activities	21,226,982
CHANGES IN CASH	2,623,916
CASH, beginning of year
CASH, end of year	$ 2,623,916